Disclosure of restricted share units and performance share units (Details) - Restricted share unit [Member]	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD
Statement [Line Items]
Number of share units, beginning of year	480,302	301,841	301,841
Weighted average exercise price of share units, beginning of year	CAD 12.17	$ 15.38
Number of units granted during the year	376,473	332,483	332,483
Weighted average exercise price share units granted	CAD 9.48		CAD 10.10
Number of units vested during the year	(98,182)	(69,620)	(69,620)
Weighted average exercise price of share units vested	CAD 16.38		CAD 14.97
Number of units forfeited during the year	(46,657)	(84,402)	(84,402)
Weighted average exercise price of share units forfeited	CAD 12.20		CAD 13.19
Number of share units, end of year	711,936	480,302	480,302
Weighted average exercise price of share units, end of year	CAD 10.16		CAD 12.17